Income Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
NOL carryforward related to continued operations	$ 174,400	$ 0	$ 113,000	$ 0
Deferred tax asset carryforwards	$ 287,400	$ 75,526	$ 113,000	$ 0